COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                       COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES
                                          (THE "FUND")
                            SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2007


The paragraphs describing the portfolio managers for the Fund under the section TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS are replaced with the following:

COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES

CHRISTIAN PINENO, a portfolio manager of Columbia Advisors, is the lead manager for the Fund and has served as lead manager since October, 2006. Previously, Mr. Pineno served as lead manager of the Fund from June, 2005 to December, 2005. Mr. Pineno has been associated with Columbia Advisors or its predecessors since July, 1995.

DANIEL H. COLE, a portfolio manager of Columbia Advisors, is a manager for the Fund and has co-managed the Fund since June, 2005. Mr. Cole has been associated with Columbia Advisors or its predecessors since September, 2001.

DANIELE M. DONAHOE, a portfolio manager of Columbia Advisors, is a manager for the Fund and has co-managed the Fund since December, 2005. Ms. Donahoe has been associated with Columbia Advisors or its predecessors since July, 2002. Prior to July, 2002, Ms. Donahoe was an associate in the equity research department at Citigroup from May, 2000 to June, 2001.

JON MICHAEL MORGAN, a portfolio manager of Columbia Advisors, is a manager for the Fund and has co-managed the Fund since December, 2005. Mr. Morgan has been associated with Columbia Advisors or its predecessors since July, 2000.

CLIFFORD D. SIVERD, a portfolio manager of Columbia Advisors, is a manager for the Fund and has co-managed the Fund since December, 2005. Mr. Siverd has been associated with Columbia Advisors or its predecessors since April, 2001.











                                                             August 17, 2007

                              COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                         COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES
                                        (THE "FUND")
                    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                        DATED MAY 1, 2007


     The following information as it pertains to the Fund is hereby supplemented as follows:

o All references to Paul J. Berlinguet as the portfolio manager responsible for making the day-to-day investment decisions for the Fund are removed.

o The following information is added to the table that appears under the heading "Portfolio Managers - Other Accounts Managed by Portfolio Managers":


---------------- ------------------------------ ----------------------------- -------------------------------
                     Other SEC-registered         Other pooled investment             Other accounts
                 open-end and closed-end funds            vehicles
---------------- ------------------------------ ----------------------------- -------------------------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
                   Number of        Assets        Number of        Assets        Number of        Assets
                    accounts                       accounts                      accounts
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
---------------- --------------- -------------- --------------- ------------- ---------------- --------------
Christian              2         $603 million         3         $131 million        10          $30 million
Pineno
---------------- --------------- -------------- --------------- ------------- ---------------- --------------



o        The following information is added to the table under the heading "Ownership of Securities":

------------------------------------ ----------------------------------------
         PORTFOLIO MANAGER            DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                                               BENEFICIALLY OWNED
------------------------------------ ----------------------------------------
------------------------------------ ----------------------------------------
         Christian Pineno                              $0
------------------------------------ ----------------------------------------


o        The following information is added to the table under the heading "Compensation":

------------------------- ---------------------------------- -------------------------------------------
   PORTFOLIO MANAGER            PERFORMANCE BENCHMARK                        PEER GROUP
------------------------- ---------------------------------- -------------------------------------------
------------------------- ---------------------------------- -------------------------------------------
Christian Pineno              Russell 2000 Growth Index        Morningstar VIT Small Growth Category
------------------------- ---------------------------------- -------------------------------------------







                                                           August 17, 2007